Information by business segment and geographic area (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 5,029	$ 4,547
Intangible	8,953	10,514	$ 11,631
Property, plant and equipment	43,625	39,984	$ 48,396
Total	57,607	55,045
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	2,593	2,046
Intangible	8,944	8,847
Property, plant and equipment	33,755	28,706
Total	45,292	39,599
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible	8	1,666
Property, plant and equipment	8,054	9,452
Total	8,062	11,118
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	3
Total	4	3
Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,842	1,885
Property, plant and equipment	63	61
Total	1,905	1,946
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	1
Property, plant and equipment	3	4
Total	4	5
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	623	654
Total	623	654
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	617	589
Total	617	589
Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	594	616
Property, plant and equipment	506	515
Total	$ 1,100	$ 1,131